Leases (Details) - Schedule of maturities operating lease liabilities $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of maturities operating lease liabilities [Abstract]
2022	$ 875
2023	643
2024	571
2025	539
2026	377
Thereafter	27
Total future minimum lease payments	3,032
Less: Imputed interest	(343)
Total	$ 2,689